UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 27,562

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 3/31/2007

NAME OF ISSUER		CUSIP		FAIR MKT SHARES OR	VOTING
					VALUE	 PRINCIPAL	AUTHORITY

BROCADE COMM SYS 	111621108	4 	 382 	 	382
LORAL SPACE & COMM	543881106	537 	 10,550 	10,550
NASDAQ-100 INDEX TRACK	631100104	1,306 	 30,000 	30,000
NEWTEK BUSINESS SERV	652526104	106 	 52,350 	52,350
DYNEGY INC		26816Q101	22 	 2,408 	 	2,408
SPDR TRUST SERIES 1	78462F103	2,272 	 16,000 	16,000
VIRGIN MEDIA INC	92769L101	629 	 24,925 	24,925
VISICU INC		92831L204	3,332 	 427,166 	427,166
NEXTEL COMM CONV SR NT	65332VAY9	19,354   19,500,000 	-